Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DIREXION HILTON TACTICAL INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Direxion Hilton Tactical Income Fund (the “Fund”) primarily seeks income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary investment objective of capital appreciation consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.  More information on these and other discounts is available from your financial professional and in the sections titled “Class A and Class C Shares” beginning on page 17 of the Fund’s prospectus and “Class A Shares” beginning on page 37 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  The Fund’s portfolio turnover rate was 58% of the average value of its portfolio for the fiscal period from the Fund’s inception on September 16, 2013 through August 31, 2014.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility.  The Fund’s subadviser, Hilton Capital Management, LLC (“Hilton” or “Subadviser”) attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation.  These securities may include common and preferred stocks of any capitalization, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes (“ETNs”), municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies, including securities issued by U.S. government sponsored entities.

MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLPs trade on national securities exchanges exactly like the shares of a corporation, without entity level taxation.  MLPs typically distribute income quarterly and have the potential for capital appreciation to the extent that they experience growth in cash flow or earnings or increases in valuations.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  Consistent with that intention, the Fund shall invest no more than 25% of its total assets in securities of MLPs.

REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

ETNs are debt obligations of investment banks which are traded on exchanges and whose returns are linked to the performance of market indices.

The Subadviser’s investment process begins by looking at various global macro-economic factors such as fiscal/monetary policy, interest rates, geo-political risks, inflation, commodity pricing, government policies and general business conditions.  The Subadviser scans a broad array of possible income-producing opportunities across the capital structure and then analyzes company-specific fundamental research to understand a company’s dividend policy, relative value and balance sheet.  Investments are selected for the Fund’s portfolio that demonstrate stable and consistent cash flow, strong underlying asset value, competitive advantages and management teams with demonstrable positive track records.

The Subadviser has a two tier approach to managing the Fund’s fixed income portfolio.  First, it considers a long-term strategic investment view.  Second, it buys and sells fixed income securities opportunistically in response to short-term market, economic, political, or other developments.  The objective of the Subadviser’s fixed income portfolio strategy is to generate higher income than would be expected from traditional intermediate term fixed income investments such as U.S. government bonds.  As a result, the Fund may invest up to 30% in high yield debt or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)) or, if unrated, determined by the Subadviser to be of comparable quality.  The Fund invests in fixed income securities of any duration.  Duration measures the sensitivity of the price of a fixed income investment to a 1% change in interest rates.  For example, a five-year duration means the investment will decrease in value by 5% if interest rates rise 1%.

In addition, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).

The Subadviser’s investment team has the flexibility to change the Fund’s asset allocation to reflect its outlook on market conditions and may reallocate the Fund’s investments between asset classes in an attempt to improve the Fund’s total return and reduce volatility.  Volatility in the markets provides the Subadviser with the opportunity to benefit from perceived pricing dislocations that may occur during periods of market distress.  The Fund’s portfolio managers make asset allocation adjustments based on a combination of bottom-up/top-down fundamental analysis and relative value analysis among capital market instruments within the target asset classes.

At the discretion of the Subadviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) to retain flexibility in meeting redemptions and paying expenses.  Such investments may result in the Fund not achieving its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its investment objective. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal.  Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund net asset value (“NAV”) and performance.

Debt Instrument Risk

The Fund may invest in fixed-income securities and debt instruments of any maturity, including corporate bonds, ETNs, municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies, including securities issued by U.S. government sponsored entities.  Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors.  Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.  In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  Such factors may cause the value of an investment in the Fund to decrease.

Depositary Receipt Risk

To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Fund investments in depositary receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) are deemed to be investments in foreign securities for purposes of the Fund’s investment strategy.

Energy Sector Risk

To the extent the Fund invests in MLPs, it will primarily invest in energy MLPs. These MLPs are subject to risks specific to the energy sector including, but not limited to the following:

-   The energy sector is highly regulated. MLPs operating in the energy sector are subject to significant regulation of virtually every aspect of their operations by federal, state and local governmental agencies, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide.

-   MLPs in the energy sector may be affected by fluctuations in the prices of energy commodities, including natural gas, natural gas liquids, crude oil and coal.

-   MLPs engaged in the exploration, development, management or production of energy commodities are at risk of the natural resources depleting over time, which may cause the market value of the MLP to decline over time.

-   MLPs operating in the energy sector may be adversely affected by reductions in the supply or demand for energy commodities.

-   MLPs in the energy sector may be subject to various operational risks, such as disruption of operations, inability to timely and effectively integrate newly acquired assets, unanticipated operation and maintenance expenses, underestimated cost projections, and other risks arising from specific business strategies.

-   Rising interest rates could adversely impact the financial performance of these companies by increasing their costs of capital, which may reduce an MLP’s ability to execute acquisitions or expansion products in a cost-effective manner.

-   Extreme weather or other natural disasters could adversely impact the value of the debt and equity securities of the MLPs operating in the energy sector.

-   Threats of attacks by terrorists on energy assets could impact the market for MLPs operating in the energy sector.

-   If a significant accident or event occurs and an MLP is not fully insured, it could adversely affect the MLP’s operations and financial condition and the securities issued by the MLP.

Equity Securities Risk

Investments in publicly-issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

ETN Risk

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt.

Foreign Securities Risk

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

High Yield Debt Securities Risk

The Fund will invest a significant portion of its assets in securities rated below investment grade, otherwise known as “junk bonds.”  Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company.  These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates.  The U.S. is currently in a period of historically-low interest rates and it is unclear how much longer interest rates will remain at their current levels. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall.  The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.  The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Large Cap Stock Risk

To the extent the Fund invests in large capitalization stocks, the Fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

Market Risk

The Fund is subject to market risks that can affect the value of its shares.  These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

MLP Risk

Investments in common units of MLPs involve risks that differ from investments in common stock.  Holders of MLP common units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) risk related to limited control of management or the general partner or managing member, (iii) limited rights to vote on matters affecting the MLP, except with respect to extraordinary transactions, (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities, and (v) cash flow risks.  MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including cash flow growth, cash generating power and distribution coverage.

Municipal Securities Risk

Municipal issuers are subject to unique factors affecting their ability to pay debt obligations. As such, investment in municipal securities carries additional risk. Changes in federal, state or local laws may make a municipal issuer unable to make interest payments when due. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenue, for the project or from the assets. Moreover, an adverse interpretation of the tax status of municipal securities may make such securities decline in value.

Other Investment Companies (including ETFs) Risk

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, the Fund becomes a shareholder thereof.  As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations.  The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies.  If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Subadviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Preferred Stock Risk

A preferred stock is a blend of the characteristics of a bond and common stock.  It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Real Estate Investment Risk

Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Small- and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies.  Investments in mid-cap companies involve less risk than investing in small-cap companies.  Small- and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Small- and/or mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser’s Investment Strategy Risk

While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund.  There is no assurance that the Subadviser’s investment strategy will enable the Fund to achieve its investment objective.

Tax Treatment of Capital Distributions Risk

A portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes.  Return of capital distributions are not taxable income to a shareholder, but reduce a shareholder’s basis in their Shares.  Such a reduction in tax basis will generally result in larger taxable gains and/or lower tax losses on a subsequent sale of Shares.  A distribution in excess of a shareholder’s basis will be taxable in the same manner as a sale of a shareholder’s Shares.  Shareholders who periodically receive the payments of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not.  Shareholders should not assume that the source of distributions is from the net profits of the Fund.

U.S. Government Securities Risk

A security backed by the U.S. Treasury, guaranteed by a government sponsored entity, or backed by the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Securities issued or guaranteed or insured by the U.S. government may only be supported by the credit of the issuing agency.  The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Valuation Time Risk

The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 PM Eastern Time). In some cases, foreign markets may close before the NYSE opens or may not be open for business on the same calendar days as the Fund.  As a result, the Fund may have to price any holdings that are not traded on the NYSE at a fair value determined by the Adviser, under the oversight of the Board of Trustees.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for the Fund’s Class A shares and does not reflect a sales charge.  If the sales charge was reflected, the returns would be lower. The table shows how the Fund’s average annual returns, including a sales charge, for the one-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxioninvestments.com/mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.

Effective at the close of business on December 5, 2014, the Hilton Yield Plus Fund, a series of Managed Portfolio Series (the “Predecessor Fund”), reorganized into the Fund, a series of the Direxion Funds. Performance information prior to the close of business on December 5, 2014 is that of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

The performance and average annual returns shown below for the Investor Class shares of the Fund is for the period prior to inception of the Class A Shares on June 1, 2015.  Effective June 1, 2015, the Investor Class shares of the Fund converted to Class A Shares. The returns for the Fund’s other share classes would be different than the figures shown because each class of shares has different expenses. Since the Fund’s Class A shares have higher expenses, the performance of the Fund’s Institutional Class shares typically would have been higher than that of the Class A shares.  In addition, prior to the date of this prospectus, the Fund’s Class C shares had not commenced operations. Since the Class C shares have higher expenses, the performance of the Class C shares typically would have been lower than that of the Class A shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxioninvestments.com/mutual-funds?producttab=performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Direxion Hilton Tactical Income Fund – Investor Class Shares Calendar Year Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows changes in the Fund’s performance from calendar year to calendar year for the Fund’s Class A shares and does not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Fund’s year-to-date return as of March 31, 2015 was 1.09%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 5.22% for the quarter ended June 30, 2014 and its lowest calendar quarter return was -1.38% for the quarter ended September 30, 2014.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.38%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the period ended December 31, 2014)
Barclay’s Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2013
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2013
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.15%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you purchased $1 million or more of Class A shares of the Fund that were not otherwise eligible for a sales charge waiver and sell your Class A shares within 24 months of purchase, you may pay a 1.00% contingent deferred sales charge at the time of sale.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	786
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	989
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,309
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,211
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	691
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	989
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,309
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,211
Annual Return 2014	rr_AnnualReturn2014	4.64%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2013
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.15%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	325
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,554
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	694
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,554
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	In addition, prior to the date of this prospectus, the Fund’s Class C shares had not commenced operations.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (Operating Services Fee)	rr_OtherExpensesOverAssets	0.15%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2013

[1]	If you purchased $1 million or more of Class A shares of the Fund that were not otherwise eligible for a sales charge waiver and sell your Class A shares within 24 months of purchase, you may pay a 1.00% contingent deferred sales charge at the time of sale.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has entered into an Operating Services Agreement with the Fund. Under this Operating Service Agreement, Rafferty has contractually agreed, in exchange for an annualized fee of 0.15% of the average daily net assets of each class of the Fund, to pay all expenses of the Fund as long as Rafferty is the adviser to the Fund, other than the following: management fees, distribution and/or service fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.